Note 2 - Summary of Significant Accounting Policies (Detail) - Schedule of Estimated Useful Lives of Property and Equipment	12 Months Ended
Dec. 31, 2012
Building and Workshops [Member]
Property and Equipment	20 years
Computer Equipment [Member]
Property and Equipment	5 years
Museum Decoration and Renovation [Member]
Property and Equipment	10 years
Machinery and Equipment [Member]
Property and Equipment	10 years
Automobiles [Member]
Property and Equipment	5 years